UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-102588

                OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND(R) PORTFOLIO ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Equity               83.7%
             Fixed-Income         16.2
             Cash Equivalents      0.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005 and are based on total investments.

--------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) SECTOR ALLOCATION
--------------------------------------------------------------------------------
Financials                                                                 21.9%
--------------------------------------------------------------------------------
Information Technology                                                     17.0
--------------------------------------------------------------------------------
Consumer Discretionary                                                     12.1
--------------------------------------------------------------------------------
Health Care                                                                11.9
--------------------------------------------------------------------------------
Energy                                                                     10.9
--------------------------------------------------------------------------------
Industrials                                                                10.3
--------------------------------------------------------------------------------
Consumer Staples                                                            8.2
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.8
--------------------------------------------------------------------------------
Materials                                                                   3.2
--------------------------------------------------------------------------------
Utilities                                                                   0.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of common stocks.


             11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  10.1%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.4
--------------------------------------------------------------------------------
Commercial Banks                                                            7.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                     5.2
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.7
--------------------------------------------------------------------------------
Insurance                                                                   4.1
--------------------------------------------------------------------------------
Software                                                                    3.9
--------------------------------------------------------------------------------
Media                                                                       3.9
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    3.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.4%
--------------------------------------------------------------------------------
General Electric Co.                                                        3.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.7
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.7
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                2.2
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.0
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.8
--------------------------------------------------------------------------------
Intel Corp.                                                                 1.8
--------------------------------------------------------------------------------
American International Group, Inc.                                          1.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com


             12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA, "the warranty provider" to make sure that the value of each shareholder's account on the maturity date (August 5, 2010) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. The warranty does not guarantee performance of the Fund. The ability of the Fund to maintain the value of your original investment is dependent on the ability of the warranty provider to make a payment to the Fund on the maturity date.

The principal risks of an investment in the Fund during the Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.


             13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Shareholders could lose money by investing in this Fund. A shareholder's warranted amount will be reduced, as more fully described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the Warranty Provider fails to or is unable to meet its obligations under the Warranty Agreement.

The warranty is solely the obligation of the warranty provider. It is possible that the financial position of the warranty provider may deteriorate. Shareholders could lose money if the warranty provider fails to or is unable to perform its obligations under the warranty. The Fund's assets and the obligations of the warranty provider are not guaranteed by Merrill Lynch & Co., Inc. (the warranty provider's parent company), the United States Government, the Manager or any other entity or person. The lack of a guarantee of the warranty provider's obligations under the warranty presents some risks to shareholders if the warranty provider fails or is unable to honor its obligations to the Fund on the Maturity Date under the warranty.

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the warranted amount. The warranty agreement fees increase the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from May 30, 2003 through July 31, 2003. From August 5, 2003, and until August 5, 2010, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


             14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


             15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING         ENDING           EXPENSES
                            ACCOUNT           ACCOUNT          PAID DURING
                            VALUE             VALUE            6 MONTHS ENDED
                            (9/1/04)          (2/28/05)        FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00         $1,057.70        $5.22
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00          1,019.74         5.12
--------------------------------------------------------------------------------
Class B Actual               1,000.00          1,054.60         9.11
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00          1,015.97         8.94
--------------------------------------------------------------------------------
Class C Actual               1,000.00          1,054.10         9.10
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00          1,015.97         8.94
--------------------------------------------------------------------------------
Class N Actual               1,000.00          1,057.30         6.19
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00          1,018.79         6.07

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.02%
----------------------------
Class B            1.78
----------------------------
Class C            1.78
----------------------------
Class N            1.21

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


             16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                        SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--83.9%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $169,436,583)                              5,755,536       $ 204,091,300

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--16.2%
U.S. Treasury Bonds, STRIPS, 4.03%, 5/15/10 1 (Cost $39,327,805)                 $  48,400,000          39,463,424

-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.08% in joint repurchase agreement (Principal Amount/
Value $447,079,000, with a maturity value of $447,111,289) with UBS Warburg
LLC, 2.60%, dated 2/28/05, to be repurchased at $366,026 on 3/1/05, collateralized by Federal National Mortgage Assn., 6%, 2/1/34, with
a value of $456,527,652 (Cost $366,000)                                                366,000             366,000

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $209,130,388)                                          100.3%        243,920,724
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (0.3)           (634,960)
                                                                                 ----------------------------------
NET ASSETS                                                                               100.0%      $ 243,285,764
                                                                                 ==================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $209,130,388)--see accompanying statement of investments     $ 243,920,724
-------------------------------------------------------------------------------------------------------
Cash                                                                                           732,271
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                            26
Other                                                                                            5,847
                                                                                         --------------
Total assets                                                                               244,658,868

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         952,816
Warranty agreement fees                                                                        233,051
Distribution and service plan fees                                                              98,655
Transfer and shareholder servicing agent fees                                                   14,626
Shareholder communications                                                                      11,883
Trustees' compensation                                                                           4,271
Other                                                                                           57,802
                                                                                         --------------
Total liabilities                                                                            1,373,104

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 243,285,764
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $      21,483
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 209,481,236
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              867,505
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (1,874,796)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  34,790,336
                                                                                         --------------
NET ASSETS                                                                               $ 243,285,764
                                                                                         ==============


             18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $69,637,916 and
6,145,077 shares of beneficial interest outstanding)                                                $11.33
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $12.02
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $122,654,066 and 10,838,542 shares
of beneficial interest outstanding)                                                                 $11.32
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $46,280,677 and 4,083,358 shares
of beneficial interest outstanding)                                                                 $11.33
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,713,105 and 415,858 shares of
beneficial interest outstanding)                                                                    $11.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $  3,084,370
--------------------------------------------------------------------------------
Interest                                                              1,090,600
                                                                   -------------
Total investment income                                               4,174,970

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         188,035
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  87,778
Class B                                                                 610,075
Class C                                                                 243,772
Class N                                                                  11,929
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  24,809
Class B                                                                  49,835
Class C                                                                  18,004
Class N                                                                     442
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   4,772
Class B                                                                   9,117
Class C                                                                   3,475
Class N                                                                     132
--------------------------------------------------------------------------------
Warranty agreement fees                                                 739,118
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,332
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 993
--------------------------------------------------------------------------------
Other                                                                    23,058
                                                                   -------------
Total expenses                                                        2,019,676
Less reduction to custodian expenses                                       (551)
Less payments and waivers of expenses                                  (104,068)
                                                                   -------------
Net expenses                                                          1,915,057

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,259,913

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                        (21,297)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 11,240,146

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 13,478,762
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS               YEAR
                                                                          ENDED              ENDED
                                                              FEBRUARY 28, 2005         AUGUST 31,
                                                                     (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                             $   2,259,913      $     298,549
---------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                (21,297)           733,006
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                11,240,146         16,062,701
                                                                  ---------------------------------
Net increase in net assets resulting from operations                 13,478,762         17,094,256

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (766,847)          (483,371)
Class B                                                                (379,981)          (459,193)
Class C                                                                 (77,727)          (225,058)
Class N                                                                 (39,435)           (28,161)
---------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                (360,095)          (132,440)
Class B                                                                (623,916)          (206,129)
Class C                                                                (240,802)           (99,883)
Class N                                                                 (23,470)            (9,001)
---------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                      --           (138,125)
Class B                                                                      --           (223,202)
Class C                                                                      --           (104,341)
Class N                                                                      --             (9,493)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions:
Class A                                                              (4,955,286)       (11,842,886)
Class B                                                              (5,257,092)        (7,092,628)
Class C                                                              (7,789,393)       (11,893,836)
Class N                                                                (606,074)          (647,857)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total decrease                                                       (7,641,356)       (16,501,348)
---------------------------------------------------------------------------------------------------
Beginning of period                                                 250,927,120        267,428,468
                                                                  ---------------------------------
End of period (including accumulated net investment income
(loss) of $867,505 and $(128,418), respectively)                  $ 243,285,764      $ 250,927,120
                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS                          YEAR
                                                                              ENDED                         ENDED
                                                                  FEBRUARY 28, 2005                    AUGUST 31,
CLASS A                                                                 (UNAUDITED)           2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  10.88       $  10.28       $  10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain                                                             .13 2          .07             -- 3
Net realized and unrealized gain                                                .50            .64            .28
                                                                           -----------------------------------------
Total from investment operations                                                .63            .71            .28
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                           (.12)          (.07)            --
Dividends from net realized gain                                               (.06)          (.02)            --
Tax return of capital distribution                                               --           (.02)            --
                                                                           -----------------------------------------
Total dividends and/or distributions to shareholders                           (.18)          (.11)            --
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                             $  11.33       $  10.88       $  10.28
                                                                           =========================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             5.77%          6.87%          2.80%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $ 69,638       $ 71,666       $ 78,758
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                          $ 71,522       $ 78,668       $ 39,416
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                          2.37%          0.65%          0.35%
Total expenses                                                                 1.11% 6        1.14% 6        1.13% 6
Less reimbursement of management fees during offering period                     --             --          (0.32)%
Payments and waivers and reduction to custodian expenses                      (0.09)%        (0.12)%           --
                                                                           -----------------------------------------
Net expenses                                                                   1.02%          1.02%          0.81% 7
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          61%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was 1.55% for February 28, 2005, 1.60% and 1.38% for August 31, 2004 and 2003, respectively.

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                         SIX MONTHS                          YEAR
                                                                              ENDED                         ENDED
                                                                  FEBRUARY 28, 2005                    AUGUST 31,
CLASS B                                                                 (UNAUDITED)           2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  10.82       $  10.28       $  10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                                                      .09 2         (.02)            -- 3
Net realized and unrealized gain                                                .50            .63            .28
                                                                           -----------------------------------------
Total from investment operations                                                .59            .61            .28
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                           (.03)          (.03)            --
Dividends from net realized gain                                               (.06)          (.02)            --
Tax return of capital distribution                                               --           (.02)            --
                                                                           -----------------------------------------
Total dividends and/or distributions to shareholders                           (.09)          (.07)            --
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                             $  11.32       $  10.82       $  10.28
                                                                           =========================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             5.46%          5.94%          2.80%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $122,654       $122,411       $122,968
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                          $123,263       $127,128       $ 64,461
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                   1.60%         (0.14)%        (0.20)%
Total expenses                                                                 1.87% 6        1.89% 6        1.88% 6
Less reimbursement of management fees during offering period                     --             --          (0.32)%
Less reimbursement to maintain yield                                             --             --          (0.31)%
Payments and waivers and reduction to custodian expenses                      (0.09)%        (0.12)%           --
                                                                           -----------------------------------------
Net expenses                                                                   1.78%          1.77%          1.25% 7
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          61%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was 2.31% for February 28, 2005, 2.35% and 2.13% for August 31, 2004 and 2003, respectively.

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                         SIX MONTHS                          YEAR
                                                                              ENDED                         ENDED
                                                                  FEBRUARY 28, 2005                    AUGUST 31,
CLASS C                                                                 (UNAUDITED)           2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  10.82       $  10.28       $  10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                                                      .09 2         (.02)            -- 3
Net realized and unrealized gain                                                .50            .64            .28
                                                                           -----------------------------------------
Total from investment operations                                                .59            .62            .28
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                           (.02)          (.04)            --
Dividends from net realized gain                                               (.06)          (.02)            --
Tax return of capital distribution                                               --           (.02)            --
                                                                           -----------------------------------------
Total dividends and/or distributions to shareholders                           (.08)          (.08)            --
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                             $  11.33       $  10.82       $  10.28
                                                                           =========================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             5.41%          5.95%          2.80%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $ 46,281       $ 51,741       $ 60,271
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                          $ 49,226       $ 59,429       $ 31,946
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                   1.59%         (0.10)%        (0.20)%
Total expenses                                                                 1.86% 6        1.88% 6        1.88% 6
Less reimbursement of management fees during offering period                     --             --          (0.32)%
Less reimbursement to maintain yield                                             --             --          (0.32)%
Payments and waivers and reduction to custodian expenses                      (0.09)%        (0.12)%           --
                                                                           -----------------------------------------
Net expenses                                                                   1.78%          1.76%          1.24% 7
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          61%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was 2.30% for February 28, 2005, 2.34% and 2.13% for August 31, 2004 and 2003, respectively.

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                         SIX MONTHS                          YEAR
                                                                              ENDED                         ENDED
                                                                  FEBRUARY 28, 2005                    AUGUST 31,
CLASS N                                                                 (UNAUDITED)           2004         2003 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $  10.86       $  10.28       $  10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain                                                             .11 2          .05             -- 3
Net realized and unrealized gain                                                .51            .63            .28
                                                                           -----------------------------------------
Total from investment operations                                                .62            .68            .28
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                           (.09)          (.06)            --
Dividends from net realized gain                                               (.06)          (.02)            --
Tax return of capital distribution                                               --           (.02)            --
                                                                           -----------------------------------------
Total dividends and/or distributions to shareholders                           (.15)          (.10)            --
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                             $  11.33       $  10.86       $  10.28
                                                                           =========================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                             5.73%          6.55%          2.80%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $  4,713       $  5,109       $  5,432
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                          $  4,825       $  5,408       $  3,713
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                          2.07%          0.46%          0.06%
Total expenses                                                                 1.30% 6        1.34% 6        1.38% 6
Less reimbursement of management fees during offering period                     --             --          (0.32)%
Payments and waivers and reduction to custodian expenses                      (0.09)%        (0.12)%           --
                                                                           -----------------------------------------
Net expenses                                                                   1.21%          1.22%          1.06% 7
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          61%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was 1.74% for February 28, 2005, 1.80% and 1.63% for August 31, 2004 and 2003, respectively.

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the Fund), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003). Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities.

      The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.


             26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

      The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund. For the six months ended February 28, 2005, the amount paid for Warranty Agreement fees was $761,350.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the


             27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $21,297 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


             28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED FEBRUARY 28, 2005        YEAR ENDED AUGUST 31, 2004
                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Dividends and/or
distributions reinvested                 89,131     $  1,017,884           66,031     $    746,580
Redeemed                               (532,552)      (5,973,170)      (1,135,729)     (12,589,466)
                                       ------------------------------------------------------------
Net decrease                           (443,421)    $ (4,955,286)      (1,069,698)    $(11,842,886)
                                       ============================================================


             29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED FEBRUARY 28, 2005        YEAR ENDED AUGUST 31, 2004
                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS B
Dividends and/or
distributions reinvested                 74,866     $    854,980           65,445     $    719,894
Redeemed                               (547,947)      (6,112,072)        (719,209)      (7,812,522)
                                       ------------------------------------------------------------
Net decrease                           (473,081)    $ (5,257,092)        (653,764)    $ (7,092,628)
                                       ============================================================

---------------------------------------------------------------------------------------------------
CLASS C
Dividends and/or
distributions reinvested                 20,066     $    229,564           25,625     $    451,966
Redeemed                               (717,568)      (8,018,957)      (1,109,424)     (12,345,802)
                                       ------------------------------------------------------------
Net decrease                           (697,502)    $ (7,789,393)      (1,083,799)    $(11,893,836)
                                       ============================================================

---------------------------------------------------------------------------------------------------
CLASS N
Dividends and/or
distributions reinvested                  5,502     $     62,890            4,395     $     48,349
Redeemed                                (59,916)        (668,964)         (62,448)        (696,206)
                                       ------------------------------------------------------------
Net decrease                            (54,414)    $   (606,074)         (58,053)    $   (647,857)
                                       ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended February 28, 2005, were $89,626,741 and $70,480,911, respectively. There were purchases of $61,883,064 and sales of $99,955,537 of U.S. government and government agency obligations for the six months ended February 28, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fees shall not be reduced below zero. Management fees will apply during the Warranty Period and the Post-Warranty Period.

      If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not


             30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. The Manager voluntarily waived its management fee during the Offering Period. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $95,703 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class C and Class N shares were


             31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

$621,321 and $92,922, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A           CLASS B           CLASS C           CLASS N
                           CLASS A        CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                         FRONT-END          DEFERRED          DEFERRED          DEFERRED          DEFERRED
                     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
SIX MONTHS             RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
ENDED                  DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
February 28, 2005         $ 72,016          $  1,195          $180,920          $     --          $    209

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 28, 2005, the Manager reimbursed the Fund $104,068. This voluntary undertaking may be amended or eliminated at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that


             32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


             33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


             34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND
(UNDERLYING FUND)

37    Statement of Investments

50    Statement of Assets and Liabilities

52    Statement of Operations

54    Statements of Changes in Net of Changes Assets

55    Financial Highlights

60    Notes to Financial Statements


             36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Aftermarket
Technology Corp. 1                                     3,601    $        52,251
--------------------------------------------------------------------------------
American Axle &
Manufacturing
Holdings, Inc.                                        48,300          1,276,086
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                    58,100            979,566
--------------------------------------------------------------------------------
Autoliv, Inc.                                        169,500          8,464,830
--------------------------------------------------------------------------------
Borg-Warner
Automotive, Inc.                                      15,700            828,175
--------------------------------------------------------------------------------
Dana Corp.                                           307,700          4,437,034
--------------------------------------------------------------------------------
Delphi Corp.                                         192,600          1,323,162
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. 1                                         686,800          9,931,128
--------------------------------------------------------------------------------
Visteon Corp.                                        409,100          2,745,061
                                                                ----------------
                                                                     30,037,293

--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co.                                     2,229,826         28,207,299
--------------------------------------------------------------------------------
General Motors Corp.                                 373,100         13,308,477
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                328,700         20,339,956
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                      77,700          2,746,695
                                                                ----------------
                                                                     64,602,427

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                     78,400          3,393,152
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Caesars
Entertainment, Inc. 1                                371,900          7,460,314
--------------------------------------------------------------------------------
CBRL Group, Inc.                                      24,500          1,048,845
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                            173,200          6,702,840
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                   34,200          2,022,246
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                             250,900          6,724,120
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                  187,900          3,957,174
--------------------------------------------------------------------------------
International Game
Technology                                           384,300         11,705,778
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                       11,500            321,885

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Jack in the Box, Inc. 1                               21,000    $       753,900
--------------------------------------------------------------------------------
Mandalay Resort Group                                163,000         11,551,810
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                          255,300         16,364,730
--------------------------------------------------------------------------------
McDonald's Corp.                                     987,500         32,666,500
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                   249,300         18,490,581
--------------------------------------------------------------------------------
Royal Caribbean
Cruises Ltd.                                          53,200          2,513,700
--------------------------------------------------------------------------------
Starbucks Corp. 1                                    132,500          6,864,825
--------------------------------------------------------------------------------
Starwood Hotels &
Resorts Worldwide, Inc.                               62,500          3,577,500
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    325,700         15,887,646
                                                                ----------------
                                                                    148,614,394

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings
Corp., Cl. A                                         105,000          2,586,150
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                   700            120,344
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                              26,340            706,702
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                    162,700          7,119,752
--------------------------------------------------------------------------------
Ethan Allen
Interiors, Inc.                                       65,100          2,287,614
--------------------------------------------------------------------------------
Furniture Brands
International, Inc.                                   50,300          1,168,469
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                      31,000          3,477,270
--------------------------------------------------------------------------------
KB Home                                              103,600         12,929,280
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                 12,000            332,040
--------------------------------------------------------------------------------
Meritage Homes Corp. 1                                42,600          3,119,598
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                              462,300         10,304,667
--------------------------------------------------------------------------------
NVR, Inc. 1                                            5,800          4,595,050
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                              58,400          4,061,720
--------------------------------------------------------------------------------
Stanley Works (The)                                   34,500          1,595,625
--------------------------------------------------------------------------------
Whirlpool Corp.                                       65,100          4,150,125
                                                                ----------------
                                                                     58,554,406

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                    77,300          2,719,414
--------------------------------------------------------------------------------
eBay, Inc. 1                                       1,068,500         45,774,540


             37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL Continued
IAC/InterActiveCorp 1                                631,200    $    14,202,000
                                                                ----------------
                                                                     62,695,954

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Action Performance
Cos., Inc.                                           327,000          4,748,040
--------------------------------------------------------------------------------
Eastman Kodak Co.                                    484,000         16,451,160
--------------------------------------------------------------------------------
Hasbro, Inc.                                         141,500          2,988,480
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                           337,100          5,939,702
--------------------------------------------------------------------------------
Nautilus Group, Inc.
(The)                                                 87,500          1,939,000
--------------------------------------------------------------------------------
SCP Pool Corp.                                        13,600            462,944
                                                                ----------------
                                                                     32,529,326

--------------------------------------------------------------------------------
MEDIA--3.9%
Charter
Communications,
Inc., Cl. A 1                                      1,105,100          2,022,333
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                 817,400         27,203,072
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                             3,907,155        127,177,895
--------------------------------------------------------------------------------
DirecTV Group, Inc.
(The) 1                                              122,100          1,832,721
--------------------------------------------------------------------------------
EchoStar
Communications
Corp., Cl. A                                         675,500         20,096,125
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     43,100          3,394,125
--------------------------------------------------------------------------------
Lamar Advertising
Co., Cl. A 1                                          42,800          1,681,612
--------------------------------------------------------------------------------
Liberty Media
Corp., Cl. A 1                                     2,137,400         21,673,236
--------------------------------------------------------------------------------
Liberty Media
International, Inc.,
Cl. A 1                                               24,300          1,050,489
--------------------------------------------------------------------------------
Martha Stewart
Living Omnimedia,
Inc., Cl. A 1                                        117,900          4,167,765
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                           235,600         21,639,860
--------------------------------------------------------------------------------
News Corp., Cl. A                                    572,600          9,528,064
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                   33,400          3,041,738
--------------------------------------------------------------------------------
Pixar, Inc. 1                                          7,500            670,725

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Time Warner, Inc. 1                                4,704,600    $    81,060,258
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                2,399,876         83,755,672
--------------------------------------------------------------------------------
Walt Disney Co. (The)                              2,436,200         68,067,428
                                                                ----------------
                                                                    478,063,118

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Dillard's, Inc., Cl. A                               316,600          7,376,780
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                         396,000         22,354,200
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                        673,100         29,946,219
--------------------------------------------------------------------------------
Kmart Holding Corp. 1                                 77,100          7,514,937
--------------------------------------------------------------------------------
Kohl's Corp. 1                                       108,200          5,179,534
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      100,000          5,376,000
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                  255,400         12,752,122
--------------------------------------------------------------------------------
Target Corp.                                         816,400         41,489,448
                                                                ----------------
                                                                    131,989,240

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
Abercrombie &
Fitch Co., Cl. A                                     221,800         11,910,660
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                  112,600          3,591,940
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                     218,000         11,800,340
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                   160,900          3,142,377
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                               189,800          6,483,568
--------------------------------------------------------------------------------
bebe stores, inc                                       9,200            258,980
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                            281,400         10,558,128
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                   497,700         26,885,754
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                             381,737          3,286,756
--------------------------------------------------------------------------------
Borders Group, Inc.                                  279,600          7,194,108
--------------------------------------------------------------------------------
Children's Place Retail
Stores, Inc. 1                                        23,900            955,761
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City Group                              759,000         11,863,170
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                142,600          3,281,226
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                      51,800          1,959,594
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A                                          21,600            441,936
--------------------------------------------------------------------------------
Gap, Inc. (The)                                    1,158,100         24,702,273


             38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Hollywood
Entertainment Corp. 1                                 99,000    $     1,353,330
--------------------------------------------------------------------------------
Home Depot, Inc.                                   2,620,300        104,864,406
--------------------------------------------------------------------------------
Limited Brands, Inc.                                 674,100         16,030,098
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    621,000         36,502,380
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                          39,800          1,399,766
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                365,700         11,662,173
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 685,500         13,195,875
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                   338,600          8,722,336
--------------------------------------------------------------------------------
Petco Animal
Supplies, Inc. 1                                      34,100          1,208,504
--------------------------------------------------------------------------------
PETsMART, Inc.                                       196,100          5,981,050
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 45,200          1,172,940
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                  94,900          4,204,070
--------------------------------------------------------------------------------
Staples, Inc.                                        822,500         25,925,200
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                   33,400            930,858
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 791,700         19,333,314
--------------------------------------------------------------------------------
Too, Inc. 1                                           85,700          2,276,192
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                    551,700         12,617,379
--------------------------------------------------------------------------------
Zale Corp. 1                                          83,900          2,496,025
                                                                ----------------
                                                                    398,192,467

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                        299,400         16,625,682
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                    145,800         12,677,310
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                              146,500         10,202,260
--------------------------------------------------------------------------------
VF Corp.                                             206,900         12,364,344
                                                                ----------------
                                                                     51,869,596

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.2%
--------------------------------------------------------------------------------
BEVERAGES--1.9%
Anheuser-Busch
Cos., Inc.                                           178,700          8,479,315
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                2,325,600         99,535,680
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                           407,800         11,100,316
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                   14,300            325,325

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
PepsiCo, Inc.                                      2,156,130    $   116,129,162
                                                                ----------------
                                                                    235,569,798

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
BJ's Wholesale
Club, Inc. 1                                         291,000          8,895,870
--------------------------------------------------------------------------------
Costco Wholesale Corp.                               363,500         16,935,465
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                   558,600         10,049,214
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                   1,101,000          3,853,500
--------------------------------------------------------------------------------
Safeway, Inc. 1                                      347,200          6,388,480
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      184,200          5,852,034
--------------------------------------------------------------------------------
Sysco Corp.                                          406,900         14,005,498
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              3,374,400        174,152,784
--------------------------------------------------------------------------------
Walgreen Co.                                         304,000         13,020,320
                                                                ----------------
                                                                    253,153,165

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-
Midland Co.                                          220,000          5,302,000
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                  127,200          3,557,784
--------------------------------------------------------------------------------
General Mills, Inc.                                  112,700          5,902,099
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                     489,400         18,421,016
--------------------------------------------------------------------------------
Hershey Foods Corp.                                   44,800          2,822,400
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                             354,400         11,854,680
--------------------------------------------------------------------------------
Pilgrim's Pride Corp.,
Cl. B                                                128,100          4,865,238
--------------------------------------------------------------------------------
Sara Lee Corp.                                       509,900         11,421,760
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                             122,900          2,091,758
                                                                ----------------
                                                                     66,238,735

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                      54,300          3,260,172
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                           103,700          6,142,151
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                 172,900         11,407,942
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                          100,100          2,235,233
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                          2,889,500        153,403,555
--------------------------------------------------------------------------------
Rayovac Corp. 1                                      123,100          5,293,300
                                                                ----------------
                                                                    181,742,353


             39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Avon Products, Inc.                                  172,100    $     7,360,717
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                    347,900         15,300,642
--------------------------------------------------------------------------------
Gillette Co.                                         866,100         43,521,525
                                                                ----------------
                                                                     66,182,884

--------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                 2,690,200        176,611,630
--------------------------------------------------------------------------------
Reynolds American, Inc.                              187,400         15,357,430
--------------------------------------------------------------------------------
UST, Inc.                                             40,100          2,191,465
                                                                ----------------
                                                                    194,160,525

--------------------------------------------------------------------------------
ENERGY--10.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Baker Hughes, Inc.                                    42,600          2,014,128
--------------------------------------------------------------------------------
Cal Dive
International, Inc. 1                                146,800          7,454,504
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                                       240,700         11,914,650
--------------------------------------------------------------------------------
Halliburton Co.                                      594,900         26,157,753
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                                 109,100          4,943,321
--------------------------------------------------------------------------------
Maverick Tube Corp. 1                                110,200          3,918,712
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                140,300          2,951,912
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                            49,200          3,768,383
--------------------------------------------------------------------------------
Pride International, Inc. 1                          296,800          7,307,216
--------------------------------------------------------------------------------
Transocean, Inc. 1                                   291,400         14,127,072
--------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1                                      75,200          2,857,600
                                                                ----------------
                                                                     87,415,251

--------------------------------------------------------------------------------
OIL & GAS--10.1%
Amerada Hess Corp.                                   141,700         14,226,680
--------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                                367,400         28,238,364
--------------------------------------------------------------------------------
Apache Corp.                                         441,100         27,736,368
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                      323,700         16,065,231
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                       469,770         26,695,459
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                              648,700         14,070,303

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                2,462,508    $   152,872,497
--------------------------------------------------------------------------------
ConocoPhillips                                       788,391         87,424,678
--------------------------------------------------------------------------------
Devon Energy Corp.                                   774,800         36,252,892
--------------------------------------------------------------------------------
El Paso Corp.                                        853,300         10,521,189
--------------------------------------------------------------------------------
Enbridge Energy
Management LLC                                             1                 54
--------------------------------------------------------------------------------
EOG Resources, Inc.                                  131,700         12,000,504
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  8,499,696        538,115,754
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                   172,000          6,880,000
--------------------------------------------------------------------------------
Frontier Oil Corp.                                   991,700         31,793,902
--------------------------------------------------------------------------------
General Maritime
Corp. 1                                               96,600          4,973,934
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                     57,500          3,329,250
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                     233,800         18,156,908
--------------------------------------------------------------------------------
Murphy Oil Corp.                                      14,300          1,430,572
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                    122,000          9,058,500
--------------------------------------------------------------------------------
Noble Energy, Inc.                                   134,600          9,104,344
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                343,300         24,123,691
--------------------------------------------------------------------------------
OMI Corp.                                            127,600          2,670,668
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                   1,379,200         34,105,400
--------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                53,500          2,153,910
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1                                   31,000          1,359,040
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                        132,600          5,591,742
--------------------------------------------------------------------------------
Plains Exploration
& Production Co. 1                                   177,500          6,036,775
--------------------------------------------------------------------------------
Pogo Producing Co.                                    91,300          4,438,093
--------------------------------------------------------------------------------
Premcor, Inc.                                         19,000          1,042,720
--------------------------------------------------------------------------------
Sunoco, Inc.                                         139,800         13,854,180
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                718,900         24,684,137
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                 62,000          3,073,340
--------------------------------------------------------------------------------
Tesoro Corp. 1                                       325,800         12,031,794
--------------------------------------------------------------------------------
Unocal Corp.                                         521,500         28,213,150
--------------------------------------------------------------------------------
Valero Energy Corp.                                   81,900          5,834,556
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                               28,100            834,289


             40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Williams Cos., Inc. (The)                            467,000    $     8,793,610
--------------------------------------------------------------------------------
XTO Energy, Inc.                                     142,900          6,504,808
                                                                ----------------
                                                                  1,234,293,286

--------------------------------------------------------------------------------
FINANCIALS--21.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York Co.,
Inc. (The)                                           817,300         24,723,325
--------------------------------------------------------------------------------
Northern Trust Corp.                                 110,500          4,668,625
                                                                ----------------
                                                                     29,391,950

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.3%
--------------------------------------------------------------------------------
AmSouth Bancorp                                       25,000            624,500
--------------------------------------------------------------------------------
Associated Banc-Corp                                  25,900            830,354
--------------------------------------------------------------------------------
Astoria Financial Corp.                              116,700          4,385,586
--------------------------------------------------------------------------------
Bank of America Corp.                              6,221,212        290,219,540
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                280,600         10,126,854
--------------------------------------------------------------------------------
BB&T Corp.                                           343,800         13,459,770
--------------------------------------------------------------------------------
Comerica, Inc.                                       278,400         15,891,072
--------------------------------------------------------------------------------
Compass Bancshares,
Inc.                                                 111,700          5,072,297
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                      198,000         12,254,220
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                203,100          5,213,577
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                     119,000          2,679,880
--------------------------------------------------------------------------------
Independence
Community Bank Corp.                                  22,100            879,801
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                        77,900          2,803,621
--------------------------------------------------------------------------------
KeyCorp                                              606,900         20,027,700
--------------------------------------------------------------------------------
M&T Bank Corp.                                       104,300         10,326,743
--------------------------------------------------------------------------------
National City Corp.                                  417,300         14,926,821
--------------------------------------------------------------------------------
North Fork
Bancorporation, Inc.                                 160,063          4,611,415
--------------------------------------------------------------------------------
PNC Financial
Services Group, Inc.                                 314,100         16,534,224
--------------------------------------------------------------------------------
R&G Financial
Corp., Cl. B                                          10,700            388,624
--------------------------------------------------------------------------------
Regions Financial Corp.                              327,725         10,572,409

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Silicon Valley
Bancshares 1                                          55,400    $     2,427,628
--------------------------------------------------------------------------------
Sterling Financial Corp.                               8,700            331,644
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 277,000         20,065,880
--------------------------------------------------------------------------------
U.S. Bancorp                                       3,895,770        115,899,158
--------------------------------------------------------------------------------
UnionBanCal Corp.                                    298,800         18,495,720
--------------------------------------------------------------------------------
Wachovia Corp.                                     2,779,900        147,362,499
--------------------------------------------------------------------------------
Washington
Mutual, Inc.                                         283,800         11,908,248
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  2,302,800        136,740,264
--------------------------------------------------------------------------------
Zions Bancorp                                         21,300          1,407,930
                                                                ----------------
                                                                    896,467,979

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Affiliated Managers
Group, Inc. 1                                         94,300          6,106,868
--------------------------------------------------------------------------------
American Capital
Strategies Ltd.                                       96,200          3,338,140
--------------------------------------------------------------------------------
American Express Co.                               1,169,700         63,339,255
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  210,400          4,957,024
--------------------------------------------------------------------------------
Ameritrade
Holding Corp. 1                                      257,000          2,731,910
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                           268,100         26,675,950
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                      398,400         30,549,312
--------------------------------------------------------------------------------
CIT Group, Inc.                                      380,100         15,337,035
--------------------------------------------------------------------------------
Citigroup, Inc.                                    6,995,546        333,827,455
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                              616,300          8,178,301
--------------------------------------------------------------------------------
Franklin Resources, Inc.                              46,900          3,291,911
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                    138,700         15,090,560
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               5,518,596        201,704,684
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      51,300          4,136,832
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                       406,200         37,037,316
--------------------------------------------------------------------------------
MBNA Corp.                                         1,170,500         29,695,585
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          1,723,900        100,986,062
--------------------------------------------------------------------------------
Morgan Stanley                                     1,635,500         92,356,685


             41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Principal Financial
Group, Inc. (The)                                    525,600    $    20,508,912
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                               85,300          1,462,895
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                             1,230,900         12,924,450
--------------------------------------------------------------------------------
SEI Investments Co.                                   12,400            458,304
--------------------------------------------------------------------------------
SLM Corp.                                            266,000         12,980,800
--------------------------------------------------------------------------------
State Street Corp.                                    53,800          2,359,130
                                                                ----------------
                                                                  1,030,035,376

--------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                             214,600          9,541,116
--------------------------------------------------------------------------------
AFLAC, Inc.                                          412,300         15,803,459
--------------------------------------------------------------------------------
Allstate Corp.                                       729,600         39,164,928
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                           50,900          3,959,002
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                          142,100          4,332,629
--------------------------------------------------------------------------------
American International
Group, Inc.                                        3,173,405        211,983,454
--------------------------------------------------------------------------------
AmerUs Group Co.                                      77,100          3,710,823
--------------------------------------------------------------------------------
Aon Corp.                                            108,000          2,647,080
--------------------------------------------------------------------------------
Assurant, Inc.                                       163,800          5,634,720
--------------------------------------------------------------------------------
Chubb Corp.                                          210,800         16,676,388
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                 66,900          2,992,437
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                      210,684          9,320,660
--------------------------------------------------------------------------------
First American
Corp. (The)                                          131,700          4,813,635
--------------------------------------------------------------------------------
Hartford Financial
Services Group,
Inc. (The)                                           461,800         33,226,510
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc.                                           61,200          3,350,088
--------------------------------------------------------------------------------
Lincoln National Corp.                               227,100         10,639,635
--------------------------------------------------------------------------------
Loews Corp.                                          308,600         21,997,008
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                           214,900          7,016,485
--------------------------------------------------------------------------------
MBIA, Inc.                                           133,000          7,793,800
--------------------------------------------------------------------------------
MetLife, Inc.                                        564,600         23,171,184

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Nationwide Financial
Services, Inc., Cl. A                                 67,400    $     2,480,320
--------------------------------------------------------------------------------
Old Republic
International Corp.                                  173,700          4,167,063
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                               19,100          1,196,615
--------------------------------------------------------------------------------
Progressive Corp.                                    161,800         14,092,780
--------------------------------------------------------------------------------
Protective Life Corp.                                 20,100            803,196
--------------------------------------------------------------------------------
Prudential Financial, Inc.                            15,700            894,900
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                     138,100          6,304,265
--------------------------------------------------------------------------------
Safeco Corp.                                         206,500          9,847,985
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                           44,100          3,840,669
--------------------------------------------------------------------------------
Torchmark Corp.                                       54,500          2,839,995
--------------------------------------------------------------------------------
UICI                                                  33,500            918,570
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                      8,000            125,840
--------------------------------------------------------------------------------
UnumProvident Corp.                                  495,500          8,383,860
                                                                ----------------
                                                                    493,671,099

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis
Group, Inc., Cl. A 1                                  52,300          1,886,984
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Accredited Home
Lenders Holding Co. 1                                 42,000          1,680,840
--------------------------------------------------------------------------------
Countrywide
Financial Corp.                                      907,100         31,521,725
--------------------------------------------------------------------------------
Fannie Mae                                         1,369,800         80,078,508
--------------------------------------------------------------------------------
Freddie Mac                                        1,153,900         71,541,800
--------------------------------------------------------------------------------
Fremont General Corp.                                131,200          3,298,368
--------------------------------------------------------------------------------
MGIC Investment Corp.                                148,300          9,304,342
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 37,300          1,501,325
--------------------------------------------------------------------------------
Radian Group, Inc.                                    91,000          4,398,030
                                                                ----------------
                                                                    203,324,938

--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                      1,116,400         68,781,404
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                     402,700          8,271,458


             42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Genentech, Inc. 1                                    501,200    $    23,656,640
--------------------------------------------------------------------------------
United Therapeutics
Corp. 1                                               50,600          2,298,758
--------------------------------------------------------------------------------
Wyeth                                              1,587,800         64,813,996
                                                                ----------------
                                                                    167,822,256

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Becton, Dickinson
& Co.                                                276,500         16,554,055
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                            143,200          4,676,912
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                      24,800          1,555,208
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                               26,900          1,156,969
--------------------------------------------------------------------------------
Hospira, Inc. 1                                      109,580          3,243,568
--------------------------------------------------------------------------------
Medtronic, Inc.                                    1,466,500         76,433,980
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                    318,700          7,068,766
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                              407,100         11,178,966
--------------------------------------------------------------------------------
VISX, Inc. 1                                          86,600          2,092,256
                                                                ----------------
                                                                    123,960,680

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.5%
Advisory Board
Co. (The) 1                                           13,700            548,411
--------------------------------------------------------------------------------
Aetna, Inc.                                          243,900         35,614,278
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                 52,600          3,150,740
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                         34,100          1,106,886
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                  269,000         10,297,320
--------------------------------------------------------------------------------
Cerner Corp. 1                                        63,800          3,323,980
--------------------------------------------------------------------------------
CIGNA Corp.                                          222,200         20,175,760
--------------------------------------------------------------------------------
Covance, Inc. 1                                       10,200            445,842
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                         153,900          9,711,090
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1                                       5,000             84,200
--------------------------------------------------------------------------------
HCA, Inc.                                            190,800          9,007,668
--------------------------------------------------------------------------------
Humana, Inc. 1                                       278,900          9,279,003
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                     8,700            416,643

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
LCA-Vision, Inc.                                     103,450    $     2,991,774
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                              84,300          3,420,894
--------------------------------------------------------------------------------
McKesson Corp.                                       312,100         11,653,814
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                    424,929         18,875,346
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                        9,300            590,364
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                         80,600          5,523,518
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                              145,100         14,422,940
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                      66,600          4,099,896
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                          994,342         90,644,217
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                    93,500          4,829,275
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                    434,900         53,083,894
                                                                ----------------
                                                                    313,297,753

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                1,677,900         77,166,621
--------------------------------------------------------------------------------
Allergan, Inc.                                       133,300         10,021,494
--------------------------------------------------------------------------------
Barr Pharmaceuticals,
Inc. 1                                               161,100          7,690,914
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                         1,225,100         30,664,253
--------------------------------------------------------------------------------
Eli Lilly & Co.                                    1,127,900         63,162,400
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                     142,800          3,217,284
--------------------------------------------------------------------------------
Forest Laboratories,
Inc. 1                                               407,500         17,400,250
--------------------------------------------------------------------------------
Johnson & Johnson                                  3,694,544        242,362,086
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  3,894,700        123,461,990
--------------------------------------------------------------------------------
Pfizer, Inc.                                      10,183,045        267,712,253
                                                                ----------------
                                                                    842,859,545

--------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Boeing Co.                                           663,500         36,472,595
--------------------------------------------------------------------------------
General Dynamics Corp.                               127,500         13,432,125
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                  367,000         13,934,990


             43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Lockheed Martin Corp.                                263,100    $    15,580,782
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                476,500         25,206,850
--------------------------------------------------------------------------------
Raytheon Co.                                         578,500         22,121,840
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                    62,000          3,392,640
--------------------------------------------------------------------------------
United Technologies
Corp.                                                854,900         85,387,412
                                                                ----------------
                                                                    215,529,234

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                           72,100          2,289,175
--------------------------------------------------------------------------------
FedEx Corp.                                          308,700         30,184,686
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                          430,100         33,328,449
                                                                ----------------
                                                                     65,802,310

--------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1                             117,400          3,329,464
--------------------------------------------------------------------------------
AMR Corp. 1                                          460,700          3,911,343
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1                                        355,200          3,804,192
--------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                              616,500          2,860,560
--------------------------------------------------------------------------------
Northwest Airlines
Corp., Cl. A 1                                       131,200            922,336
                                                                ----------------
                                                                     14,827,895

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                          549,700         18,535,884
--------------------------------------------------------------------------------
USG Corp. 1                                          167,100          5,278,689
                                                                ----------------
                                                                     23,814,573

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Brink's Co. (The)                                     46,800          1,622,088
--------------------------------------------------------------------------------
Cendant Corp.                                      1,086,000         24,022,320
--------------------------------------------------------------------------------
Copart, Inc. 1                                        87,500          2,038,750
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                             38,700          2,420,685
--------------------------------------------------------------------------------
Deluxe Corp.                                          67,200          2,623,488
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                              56,600          3,478,636
--------------------------------------------------------------------------------
Equifax, Inc.                                        143,000          4,345,770

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
ITT Educational
Services, Inc. 1                                      58,200    $     2,833,758
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                       42,900            822,822
--------------------------------------------------------------------------------
PHH Corp. 1                                           43,930            922,530
--------------------------------------------------------------------------------
Republic Services, Inc.                              175,900          5,577,789
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                  144,500          4,215,065
--------------------------------------------------------------------------------
Sotheby's Holdings,
Inc., Cl. A 1                                        148,000          2,637,360
--------------------------------------------------------------------------------
Waste Management, Inc.                                63,600          1,859,664
                                                                ----------------
                                                                     59,420,725

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Shaw Group, Inc. (The) 1                             277,100          5,763,680
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Cooper Industries
Ltd., Cl. A                                           48,200          3,343,634
--------------------------------------------------------------------------------
Emerson Electric Co.                                 291,500         19,332,280
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                   267,509          6,128,631
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                     220,900         13,728,935
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                42,200          1,311,576
                                                                ----------------
                                                                     43,845,056

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.7%
3M Co.                                               960,900         80,657,946
--------------------------------------------------------------------------------
General Electric Co.                              13,612,600        479,163,520
--------------------------------------------------------------------------------
Textron, Inc.                                        170,200         13,164,970
                                                                ----------------
                                                                    572,986,436

--------------------------------------------------------------------------------
MACHINERY--1.3%
Actuant Corp., Cl. A 1                                31,700          1,713,385
--------------------------------------------------------------------------------
Caterpillar, Inc.                                    413,800         39,331,690
--------------------------------------------------------------------------------
Cummins, Inc.                                        139,800         10,262,718
--------------------------------------------------------------------------------
Danaher Corp.                                         78,300          4,241,511
--------------------------------------------------------------------------------
Deere & Co.                                          345,400         24,561,394
--------------------------------------------------------------------------------
Dover Corp.                                           36,600          1,415,322
--------------------------------------------------------------------------------
Harsco Corp.                                           4,800            280,368
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                            199,200         17,878,200
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                            107,000          9,014,750


             44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Kennametal, Inc.                                      17,900    $       878,532
--------------------------------------------------------------------------------
Mueller Industries, Inc.                             104,500          3,289,660
--------------------------------------------------------------------------------
Navistar International
Corp. 1                                              141,000          5,563,860
--------------------------------------------------------------------------------
Paccar, Inc.                                         192,150         14,461,209
--------------------------------------------------------------------------------
Pall Corp.                                            74,300          2,011,301
--------------------------------------------------------------------------------
SPX Corp.                                            261,000         11,619,720
--------------------------------------------------------------------------------
Terex Corp. 1                                         85,200          3,851,040
--------------------------------------------------------------------------------
Toro Co. (The)                                        92,800          8,046,688
--------------------------------------------------------------------------------
Wabash National Corp. 1                               97,700          2,634,969
                                                                ----------------
                                                                    161,056,317

--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Burlington Northern
Santa Fe Corp.                                       592,700         29,795,029
--------------------------------------------------------------------------------
CNF Transportation, Inc.                             138,300          6,343,821
--------------------------------------------------------------------------------
CSX Corp.                                            118,600          4,899,366
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                          8,400            202,524
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                        68,200          3,218,358
--------------------------------------------------------------------------------
Laidlaw International,
Inc. 1                                                74,600          1,715,800
--------------------------------------------------------------------------------
Norfolk Southern Corp.                               302,200         10,845,958
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                  228,100          9,685,126
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                          180,600          4,283,832
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                41,200          2,379,300
                                                                ----------------
                                                                     73,369,114

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                  114,300          7,175,754
--------------------------------------------------------------------------------
WESCO International,
Inc. 1                                                33,600          1,207,248
                                                                ----------------
                                                                      8,383,002

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
3Com Corp. 1                                       1,254,200          4,490,036
--------------------------------------------------------------------------------
ADTRAN, Inc.                                         141,800          2,653,078
--------------------------------------------------------------------------------
Avaya, Inc. 1                                        387,700          5,427,800

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Cisco Systems, Inc. 1                              8,167,400    $   142,276,108
--------------------------------------------------------------------------------
CommScope, Inc. 1                                     64,900            982,586
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                   403,100          9,355,951
--------------------------------------------------------------------------------
Extreme Networks, Inc. 1                             206,600          1,202,412
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                           1,098,000         23,650,920
--------------------------------------------------------------------------------
Motorola, Inc.                                     3,075,600         48,163,896
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     2,113,675         76,324,804
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                      649,100          4,602,119
                                                                ----------------
                                                                    319,129,710

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.2%
Apple Computer, Inc. 1                               704,800         31,617,328
--------------------------------------------------------------------------------
Dell, Inc. 1                                       4,053,800        162,516,842
--------------------------------------------------------------------------------
EMC Corp. 1                                        2,526,700         31,988,022
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                5,092,900        105,932,320
--------------------------------------------------------------------------------
International Business
Machines Corp.                                     2,418,000        223,858,440
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                        219,800         17,612,574
--------------------------------------------------------------------------------
Maxtor Corp. 1                                       933,900          5,173,806
--------------------------------------------------------------------------------
NCR Corp. 1                                          351,800         13,716,682
--------------------------------------------------------------------------------
PalmOne, Inc. 1                                      103,500          2,465,370
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                              234,900          7,469,820
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                           6,327,000         26,699,940
--------------------------------------------------------------------------------
Western Digital Corp. 1                              587,000          6,609,620
                                                                ----------------
                                                                    635,660,764

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies,
Inc. 1                                               474,300         11,383,200
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                              272,600         10,876,740
--------------------------------------------------------------------------------
Electro Scientific
Industries, Inc. 1                                     2,300             51,980
--------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                          355,400          6,368,768
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                227,300          5,843,883
--------------------------------------------------------------------------------
Molex, Inc.                                           88,600          2,226,518
--------------------------------------------------------------------------------
MTS Systems Corp.                                      8,700            262,740
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                  163,500            907,425


             45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Tech Data Corp. 1                                    154,400    $     6,328,856
--------------------------------------------------------------------------------
UNOVA, Inc. 1                                         26,400            614,592
                                                                ----------------
                                                                     44,864,702

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
EarthLink, Inc. 1                                    402,000          3,509,460
--------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                      160,900          3,230,872
--------------------------------------------------------------------------------
Openwave Systems, Inc. 1                              17,900            228,404
--------------------------------------------------------------------------------
United Online, Inc. 1                                317,900          3,449,215
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                      30,600            839,052
--------------------------------------------------------------------------------
Websense, Inc. 1                                      49,600          2,968,560
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                     1,184,900         38,236,723
                                                                ----------------
                                                                     52,462,286

--------------------------------------------------------------------------------
IT SERVICES--0.8%
Acxiom Corp.                                         215,900          4,857,750
--------------------------------------------------------------------------------
Affiliated Computer
Services, Inc., Cl. A 1                               36,500          1,887,050
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                     197,300          8,476,008
--------------------------------------------------------------------------------
CheckFree Corp. 1                                    200,300          7,719,562
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                              439,000         20,294,970
--------------------------------------------------------------------------------
Convergys Corp. 1                                    177,000          2,653,230
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                 10,400            177,840
--------------------------------------------------------------------------------
Electronic Data
Systems Corp.                                        847,700         18,056,010
--------------------------------------------------------------------------------
First Data Corp.                                     438,700         17,995,474
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                 329,900          6,954,292
--------------------------------------------------------------------------------
Unisys Corp. 1                                       109,600            841,728
                                                                ----------------
                                                                     89,913,914

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Advanced Micro
Devices, Inc. 1                                      711,000         12,406,950
--------------------------------------------------------------------------------
Agere Systems, Inc.,
Cl. A 1                                               89,000            145,960
--------------------------------------------------------------------------------
Analog Devices, Inc.                                 448,300         16,461,576
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                          2,027,900         35,488,250

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Atmel Corp. 1                                      2,512,400    $     7,914,060
--------------------------------------------------------------------------------
Cabot
Microelectronics Corp. 1                              34,300          1,114,407
--------------------------------------------------------------------------------
Conexant Systems, Inc. 1                              43,900             79,020
--------------------------------------------------------------------------------
Cree, Inc. 1                                         383,800          9,026,976
--------------------------------------------------------------------------------
Cymer, Inc. 1                                         78,600          2,271,933
--------------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 1                          58,400            964,768
--------------------------------------------------------------------------------
Freescale Semiconductor,
Inc., Cl. A 1                                        461,100          8,714,790
--------------------------------------------------------------------------------
Freescale Semiconductor,
Inc., Cl. B 1                                        219,166          4,203,604
--------------------------------------------------------------------------------
Intel Corp.                                        9,102,500        218,277,950
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                437,500          7,376,250
--------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                     2,800            138,348
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 274,100          8,617,704
--------------------------------------------------------------------------------
Linear Technology Corp.                              380,700         14,870,142
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                  1,152,700          7,354,226
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                       132,400          5,695,848
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       117,100          1,104,253
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                       9,100            249,886
--------------------------------------------------------------------------------
Micron Technology, Inc. 1                            942,200         10,835,300
--------------------------------------------------------------------------------
National
Semiconductor Corp.                                  494,900          9,873,255
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                      48,800            752,496
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            2,161,100         57,204,317
                                                                ----------------
                                                                    441,142,269

--------------------------------------------------------------------------------
SOFTWARE--3.9%
Adobe Systems, Inc.                                  107,000          6,607,250
--------------------------------------------------------------------------------
Autodesk, Inc.                                       197,400          5,866,728
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                  404,600          3,358,180
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 596,100          8,911,695
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                      103,400          1,424,852
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                   37,113          1,005,391
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                              130,300          8,403,047


             46 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Hyperion Solutions
Corp. 1                                               68,600    $     3,462,928
--------------------------------------------------------------------------------
McAfee, Inc. 1                                        60,200          1,392,426
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                12,100            392,403
--------------------------------------------------------------------------------
Microsoft Corp.                                   12,892,500        324,633,150
--------------------------------------------------------------------------------
Oracle Corp. 1                                     6,131,400         79,156,374
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                  21,800            356,212
--------------------------------------------------------------------------------
Sybase, Inc. 1                                       445,200          8,387,568
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     477,700          8,646,370
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                      86,500          3,171,955
--------------------------------------------------------------------------------
THQ, Inc. 1                                           66,300          1,812,642
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                               581,900          5,679,344
--------------------------------------------------------------------------------
Veritas Software Corp. 1                             304,500          7,374,990
                                                                ----------------
                                                                    480,043,505

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                          74,900          1,355,690
--------------------------------------------------------------------------------
Cabot Corp.                                           42,500          1,479,000
--------------------------------------------------------------------------------
Dow Chemical Co.                                     956,500         52,750,975
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                      1,170,100         62,366,330
--------------------------------------------------------------------------------
Eastman Chemical Co.                                 215,000         12,414,100
--------------------------------------------------------------------------------
FMC Corp. 1                                           43,500          2,147,160
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                    69,600          3,675,576
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                303,500         10,273,475
--------------------------------------------------------------------------------
Monsanto Co.                                         375,400         22,066,012
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                   136,400          2,245,144
--------------------------------------------------------------------------------
OM Group, Inc. 1                                     124,000          3,953,120
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 128,300          9,231,185
--------------------------------------------------------------------------------
Praxair, Inc.                                        116,300          5,213,729
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      140,500          6,767,885
--------------------------------------------------------------------------------
W.R. Grace & Co. 1                                   296,700          2,919,528
                                                                ----------------
                                                                    198,858,909

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc., Cl. B                          58,396          4,718,397
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                       5,400            346,518

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS Continued
Martin Marietta
Materials, Inc.                                       10,300    $       594,104
--------------------------------------------------------------------------------
Texas Industries, Inc.                                55,300          3,688,510
--------------------------------------------------------------------------------
Vulcan Materials Co.                                   6,700            387,662
                                                                ----------------
                                                                      9,735,191

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                            70,600          3,134,640
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                               238,200          3,918,390
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                               378,800          9,428,332
--------------------------------------------------------------------------------
Pactiv Corp. 1                                       123,700          2,796,857
--------------------------------------------------------------------------------
Smurfit-Stone
Container Corp.                                      246,000          4,090,980
                                                                ----------------
                                                                     23,369,199

--------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Holding Corp. 1                             354,600          6,223,230
--------------------------------------------------------------------------------
Alcoa, Inc.                                        1,021,500         32,810,580
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                 48,000          3,245,760
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                44,000          3,535,400
--------------------------------------------------------------------------------
Massey Energy Co.                                    192,300          8,380,434
--------------------------------------------------------------------------------
Nucor Corp.                                           77,400          4,825,116
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                           120,200          3,499,022
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   150,200         15,988,790
--------------------------------------------------------------------------------
Quanex Corp.                                          30,700          1,806,695
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                       6,100            247,782
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                         102,400          6,441,984
--------------------------------------------------------------------------------
United States Steel
Corp.                                                240,000         14,966,400
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                     218,700          4,581,765
                                                                ----------------
                                                                    106,552,958

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Corp.                                568,800         20,368,728
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                              404,400         10,623,588
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                   408,100         12,798,016
--------------------------------------------------------------------------------
Neenah Paper, Inc. 1                                  15,618            549,129


             47 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Potlatch Corp.                                        66,000    $     3,045,900
                                                                ----------------
                                                                     47,385,361

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
BellSouth Corp.                                    1,696,200         43,761,960
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     348,100         11,710,084
--------------------------------------------------------------------------------
Citizens
Communications Co.                                   638,600          8,518,924
--------------------------------------------------------------------------------
Crown Castle
International Corp. 1                                248,800          4,065,392
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1                              1,300,200          5,070,780
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                               5,928,000        142,568,400
--------------------------------------------------------------------------------
Sprint Corp.                                         365,200          8,647,936
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                               4,409,910        158,624,463
                                                                ----------------
                                                                    382,967,939

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.                                           557,500         10,832,225
--------------------------------------------------------------------------------
Nextel Communications,
Inc., Cl. A 1                                      2,248,700         66,179,241
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                         57,200          5,005,000
                                                                ----------------
                                                                     82,016,466

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
American Electric
Power Co., Inc.                                      451,700         15,086,780
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                   257,000          3,119,980
--------------------------------------------------------------------------------
Duke Energy Corp.                                    244,700          6,604,453
--------------------------------------------------------------------------------
Edison International, Inc.                           210,500          6,837,040
--------------------------------------------------------------------------------
FPL Group, Inc.                                       15,400          1,221,990
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   148,000          5,699,480
--------------------------------------------------------------------------------
PG&E Corp. 1                                         446,200         15,697,316
--------------------------------------------------------------------------------
Progress Energy, Inc.                                 53,400          2,314,356
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,2                                       680,100             91,814

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Public Service
Enterprise Group, Inc.                                64,600    $     3,523,930
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                               116,000          1,390,840
--------------------------------------------------------------------------------
TXU Corp.                                            187,000         14,258,750
                                                                ----------------
                                                                     75,846,729

--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Atmos Energy Corp.                                    88,800          2,448,216
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dynegy, Inc. 1                                       280,600          1,167,294
                                                                ----------------

Total Common Stocks
(Cost $10,083,304,831)                                           12,120,379,684

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp.,
Dividend Equalization
Preferred Shares 1,2
(Cost $0)                                            100,000                100

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1                                  485,800             68,012
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. Wts., Exp. 12/10/07 1                            68,554             61,013
                                                                ----------------

Total Rights, Warrants
and Certificates (Cost $0)                                              129,025

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--0.2%
--------------------------------------------------------------------------------
Victory Receivables
Corp., 2.55%, 3/1/05 3
(Cost $25,000,000)                               $25,000,000         25,000,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 2.62% in joint
repurchase agreement (Principal Amount/
Value $1,752,409,000, with a maturity
value of $1,752,535,563) with UBS
Warburg LLC, 2.60%, dated 2/28/05, to be
repurchased at $45,933,317 on 3/1/05,
collateralized by Federal National
Mortgage Assn., 6%, 2/1/34, with
a value of $1,789,443,338
(Cost $45,930,000)                                45,930,000         45,930,000


             48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $10,154,234,831)                                          $12,191,438,809

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.8%
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.1%
Lexington Parker
Capital Co. LLC,
2.828%, 5/17/05 4                                $ 6,954,650          6,954,650
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Allstate Life Insurance,
2.78%, 3/1/05 4                                    1,000,000          1,000,000
--------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 2.805%,
3/1/05 4                                             500,000            500,000
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.0%
Countrywide Home
Loans, 2.935% Unsec
Unsub. Nts., Series M,
5/20/05 4                                          1,040,743          1,040,743

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
Undivided interest of 3.38% in joint
repurchase agreement (Principal Amount
/Value $2,550,000,000, with a maturity
value of $2,550,190,542) with Nomura
Securities, 2.69%, dated 2/28/05, to
be repurchased at $86,116,010 on 3/1/05,
collateralized by U.S. Government
Mortgage Agencies, 2.88%-10.25%,
7/15/05-2/15/47, with a value
of $2,640,231,121 4                              $86,109,576    $    86,109,576
                                                                ----------------

Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $95,604,969)                                            95,604,969

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $10,249,839,800)                                 100.6%    12,287,043,778
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                            (0.6)       (77,624,590)
                                                 -------------------------------

NET ASSETS                                             100.0%   $12,209,419,188
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $91,914, which represents less than 0.01% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $25,000,000, or 0.20% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. There were no affiliate securities held by the Fund as of February 28, 2005. Transactions during the period in which the the issuer was an affiliate are as follows:

                                 SHARES       GROSS        GROSS          SHARES
                        AUGUST 31, 2004   ADDITIONS   REDUCTIONS   FEB. 28, 2005
--------------------------------------------------------------------------------
Frontier Oil Corp.*           1,510,700          --      519,000         991,700

                                                        DIVIDEND        REALIZED
                                                          INCOME            GAIN
--------------------------------------------------------------------------------
Frontier Oil Corp.*                                     $165,054     $11,067,115

*     No longer an affiliate as of February 28, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $93,492,483)
(cost $10,249,839,800)--see accompanying statement of investments                       $ 12,287,043,778
---------------------------------------------------------------------------------------------------------
Cash                                                                                           6,474,941
---------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                 156,100
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             232,225,806
Interest and dividends                                                                        20,474,975
Shares of capital stock sold                                                                   8,862,151
Other                                                                                            286,933
                                                                                        -----------------
Total assets                                                                              12,555,524,684

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    95,761,069
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        216,443,692
Shares of capital stock redeemed                                                              25,389,569
Distribution and service plan fees                                                             4,645,014
Transfer and shareholder servicing agent fees                                                  1,952,974
Shareholder communications                                                                     1,581,081
Directors' compensation                                                                          174,178
Other                                                                                            157,919
                                                                                        -----------------
Total liabilities                                                                            346,105,496

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 12,209,419,188
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                    $      3,485,636
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                11,008,602,223
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             15,423,931
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (855,296,580)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          2,037,203,978
                                                                                        -----------------
NET ASSETS                                                                              $ 12,209,419,188
                                                                                        =================


             50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,919,565,418 and
224,055,799 shares of capital stock outstanding)                                                   $35.35
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $37.51
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,388,577,322 and 69,601,978 shares
of capital stock outstanding)                                                                      $34.32
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,280,170,893 and 37,318,913 shares
of capital stock outstanding)                                                                      $34.30
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $171,280,490 and 4,900,867 shares
of capital stock outstanding)                                                                      $34.95
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $449,825,065 and 12,686,008 shares of capital stock outstanding)                                $35.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $27,002)    $ 154,188,787
Affiliated companies                                                          165,054
--------------------------------------------------------------------------------------
Interest                                                                    1,377,375
--------------------------------------------------------------------------------------
Portfolio lending fees                                                        165,153
                                                                        --------------
Total investment income                                                   155,896,369

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                            27,504,018
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     9,363,551
Class B                                                                    12,263,665
Class C                                                                     6,276,638
Class N                                                                       405,594
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     7,510,252
Class B                                                                     2,838,782
Class C                                                                     1,222,594
Class N                                                                       247,907
Class Y                                                                       277,626
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       766,124
Class B                                                                       498,028
Class C                                                                       128,318
Class N                                                                         6,159
--------------------------------------------------------------------------------------
Directors' compensation                                                        96,768
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    45,996
--------------------------------------------------------------------------------------
Other                                                                         234,358
                                                                        --------------
Total expenses                                                             69,686,378
Less reduction to custodian expenses                                          (18,082)
Less payments and waivers of expenses                                            (469)
                                                                        --------------
Net expenses                                                               69,667,827

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      86,228,542


             52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
  Unaffiliated companies                                                   $  458,886,823
  Affiliated companies                                                         11,067,115
Foreign currency transactions                                                   1,244,169
                                                                           --------------
Net realized gain                                                             471,198,107
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   493,516,471
Translation of assets and liabilities denominated in foreign currencies           513,969
                                                                           --------------
Net change in unrealized appreciation                                         494,030,440

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,051,457,089
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             53 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS                   YEAR
                                                                           ENDED                  ENDED
                                                               FEBRUARY 28, 2005             AUGUST 31,
                                                                     (UNAUDITED)                   2004
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                           $     86,228,542       $     59,524,857
--------------------------------------------------------------------------------------------------------
Net realized gain                                                    471,198,107          1,310,210,960
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                494,030,440            (72,947,699)
                                                                ----------------------------------------
Net increase in net assets resulting from operations               1,051,457,089          1,296,788,118

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (92,759,468)           (47,938,253)
Class B                                                               (6,841,043)                    --
Class C                                                               (6,104,311)                    --
Class N                                                               (1,600,231)              (486,743)
Class Y                                                               (9,431,972)            (4,473,289)

--------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                              (44,101,336)          (415,275,359)
Class B                                                             (370,116,393)          (688,965,854)
Class C                                                              (61,415,313)           (71,809,797)
Class N                                                                7,991,836             62,792,249
Class Y                                                             (163,997,848)            91,154,911

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                       303,081,010            221,785,983
--------------------------------------------------------------------------------------------------------
Beginning of period                                               11,906,338,178         11,684,552,195
                                                                ----------------------------------------
End of period (including accumulated net investment income
of $15,423,931 and $45,932,414, respectively)                   $ 12,209,419,188       $ 11,906,338,178
                                                                ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                          YEAR
                                            ENDED                                                                         ENDED
                                FEBRUARY 28, 2005                                                                    AUGUST 31,
CLASS A                               (UNAUDITED)           2004              2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    32.78     $    29.62        $    27.90     $    32.15     $    45.41     $    42.89
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .28 1          .26               .22            .16            .14            .21
Net realized and unrealized gain
(loss)                                       2.70           3.10              1.69          (4.29)        (11.18)          6.79
                                       -------------------------------------------------------------------------------------------
Total from investment operations             2.98           3.36              1.91          (4.13)        (11.04)          7.00
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         (.41)          (.20)             (.19)          (.07)          (.12)            --
Distributions from net realized gain           --             --                --           (.05)         (2.10)         (4.48)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.41)          (.20)             (.19)          (.12)         (2.22)         (4.48)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    35.35     $    32.78        $    29.62     $    27.90     $    32.15     $    45.41
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           9.12%         11.37%             6.93%        (12.90)%       (24.85)%        17.74%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $7,919,565     $7,384,256        $7,033,312     $6,443,983     $7,320,747     $9,264,943
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $7,715,541     $7,521,103        $6,310,359     $7,203,226     $7,954,409     $8,428,173
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        1.66%          0.75%             0.87%          0.52%          0.47%          0.54%
Total expenses                               0.92% 4        0.93% 4,5         0.97% 4        0.99% 4        0.86% 4        0.90% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        44%            76%               94%            78%            76%            73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                          YEAR
                                            ENDED                                                                         ENDED
                                FEBRUARY 28, 2005                                                                    AUGUST 31,
CLASS B                               (UNAUDITED)           2004              2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    31.67     $    28.68        $    27.04     $    31.34     $    44.50     $    42.42
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  .14 1         (.21)             (.13)          (.20)          (.13)          (.08)
Net realized and unrealized gain
(loss)                                       2.60           3.20              1.77          (4.05)        (10.93)          6.64
                                       -------------------------------------------------------------------------------------------
Total from investment operations             2.74           2.99              1.64          (4.25)        (11.06)          6.56
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         (.09)            --                --             --             --             --
Distributions from net realized gain           --             --                --           (.05)         (2.10)         (4.48)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.09)            --                --           (.05)         (2.10)         (4.48)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    34.32     $    31.67        $    28.68     $    27.04     $    31.34     $    44.50
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           8.66%         10.43%             6.06%        (13.58)%       (25.39)%        16.84%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $2,388,577     $2,558,206        $2,941,765     $3,510,800     $5,404,510     $8,367,040
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $2,480,226     $2,884,434        $2,964,666     $4,607,653     $6,630,335     $7,628,232
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                 0.85%         (0.10)%            0.04%         (0.25)%        (0.29)%        (0.22)%
Total expenses                               1.73% 4        1.78% 4,5         1.81% 4        1.75% 4        1.61% 4        1.66% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        44%            76%               94%            78%            76%            73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                       SIX MONTHS                                                                          YEAR
                                            ENDED                                                                         ENDED
                                FEBRUARY 28, 2005                                                                    AUGUST 31,
CLASS C                               (UNAUDITED)           2004              2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    31.71     $    28.69        $    27.03     $    31.33     $    44.50     $    42.41
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  .15 1         (.03)               --           (.11)          (.11)          (.08)
Net realized and unrealized gain
(loss)                                       2.60           3.05              1.66          (4.14)        (10.96)          6.65
                                       -------------------------------------------------------------------------------------------
Total from investment operations             2.75           3.02              1.66          (4.25)        (11.07)          6.57
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         (.16)            --                --             --             --             --
Distributions from net realized gain           --             --                --           (.05)         (2.10)         (4.48)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.16)            --                --           (.05)         (2.10)         (4.48)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    34.30     $    31.71        $    28.69     $    27.03     $    31.33     $    44.50
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           8.68%         10.53%             6.14%        (13.58)%       (25.42)%        16.87%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $1,280,171     $1,241,930        $1,188,826     $1,198,517     $1,562,452     $2,213,568
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $1,271,451     $1,278,659        $1,111,131     $1,432,566     $1,825,540     $2,004,263
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                 0.91%         (0.01)%            0.09%         (0.24)%        (0.29)%        (0.23)%
Total expenses                               1.67% 4        1.70% 4,5         1.74% 4        1.75% 4        1.61% 4        1.67% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        44%            76%               94%            78%            76%            73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                       YEAR
                                                  ENDED                                                      ENDED
                                      FEBRUARY 28, 2005                                                 AUGUST 31,
CLASS N                                     (UNAUDITED)           2004           2003         2002            2000
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  32.39       $  29.33       $  27.72     $  32.09        $  34.36
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               .22 2          .15            .20          .12             .02
Net realized and unrealized gain
(loss)                                             2.67           3.05           1.65        (4.31)          (2.29)
                                               ---------------------------------------------------------------------
Total from investment operations                   2.89           3.20           1.85        (4.19)          (2.27)
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.33)          (.14)          (.24)        (.13)             --
Distributions from net realized gain                 --             --             --         (.05)             --
                                               ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.33)          (.14)          (.24)        (.18)             --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  34.95       $  32.39       $  29.33     $  27.72        $  32.09
                                               =====================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 8.93%         10.93%          6.78%      (13.15)%         (6.61)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                     $171,280       $150,955       $ 79,188     $ 43,464        $  7,641
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $164,316       $122,478       $ 60,950     $ 28,141        $  2,672
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              1.31%          0.38%          0.65%        0.28%           0.36%
Total expenses                                     1.26%          1.31%          1.23%        1.24%           1.16%
Expenses after payments and waivers
and reduction to custodian expenses                 N/A 5,6        N/A 5,6       1.18%         N/A 5           N/A 5
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              44%            76%            94%          78%             76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                       SIX MONTHS                                                                          YEAR
                                            ENDED                                                                         ENDED
                                FEBRUARY 28, 2005                                                                    AUGUST 31,
CLASS Y                               (UNAUDITED)           2004              2003           2002           2001         2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    32.93     $    29.75        $    28.02     $    32.28     $    45.64     $    43.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .36 1          .34               .11            .19            .17            .24
Net realized and unrealized gain
(loss)                                       2.70           3.13              1.86          (4.28)        (11.22)          6.88
                                       -------------------------------------------------------------------------------------------
Total from investment operations             3.06           3.47              1.97          (4.09)        (11.05)          7.12
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         (.53)          (.29)             (.24)          (.12)          (.21)            --
Distributions from net realized gain           --             --                --           (.05)         (2.10)         (4.48)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.53)          (.29)             (.24)          (.17)         (2.31)         (4.48)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $    35.46     $    32.93        $    29.75     $    28.02     $    32.28     $    45.64
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           9.31%         11.69%             7.11%        (12.74)%       (24.76)%        18.00%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $  449,825     $  570,991        $  441,460     $  225,298     $  225,475     $  260,289
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $  546,008     $  558,130        $  242,029     $  227,835     $  239,222     $  205,586
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        2.08%          1.07%             1.01%          0.74%          0.60%          0.77%
Total expenses                               0.56%          0.60%             0.87%          0.92%          0.79% 4        0.66%
Expenses after payments and waivers
and reduction to custodian expenses           N/A 5          N/A 5            0.83%          0.78%          0.73%           N/A 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        44%            76%               94%            78%            76%            73%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"


             60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


             61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $755,029,939 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2005, it is estimated that the Fund will utilize $471,198,107 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2004, the Fund utilized $941,293,880 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2004, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                           EXPIRING
                           ----------------------------
                           2011          $1,226,228,046

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


             62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                       SIX MONTHS ENDED FEBRUARY 28, 2005                YEAR ENDED AUGUST 31, 2004
                                              SHARES               AMOUNT               SHARES               AMOUNT
--------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      22,081,464      $   756,879,239           44,245,000      $ 1,438,726,778
Dividends and/or
distributions reinvested                   2,447,591           85,151,676            1,388,214           44,020,257
Acquisition-Note 8                                --                   --              484,771           14,962,004
Redeemed                                 (25,728,545)        (886,132,251)         (58,289,882)      (1,912,984,398)
                                         ---------------------------------------------------------------------------
Net decrease                              (1,199,490)     $   (44,101,336)         (12,171,897)     $  (415,275,359)
                                         ===========================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       3,262,107      $   108,342,550            9,896,057      $   310,880,353
Dividends and/or
distributions reinvested                     186,910            6,325,049                   --                   --
Acquisition-Note 8                                --                   --              345,711           10,354,684
Redeemed                                 (14,629,204)        (484,783,992)         (32,038,724)      (1,010,200,891)
                                         ---------------------------------------------------------------------------
Net decrease                             (11,180,187)     $  (370,116,393)         (21,796,956)     $  (688,965,854)
                                         ===========================================================================


             63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

2. SHARES OF CAPITAL STOCK Continued

                                       SIX MONTHS ENDED FEBRUARY 28, 2005                YEAR ENDED AUGUST 31, 2004
                                              SHARES               AMOUNT               SHARES               AMOUNT
--------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       1,895,233      $    63,030,208            5,098,506      $   160,379,276
Dividends and/or
distributions reinvested                     155,120            5,247,715                   --                   --
Acquisition-Note 8                                --                   --              367,578           11,042,894
Redeemed                                  (3,898,762)        (129,693,236)          (7,733,394)        (243,231,967)
                                         ---------------------------------------------------------------------------
Net decrease                              (1,848,409)     $   (61,415,313)          (2,267,310)     $   (71,809,797)
                                         ===========================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                       1,015,423      $    34,410,549            2,668,652      $    86,070,838
Dividends and/or
distributions reinvested                      45,108            1,553,077               15,059              473,180
Acquisition-Note 8                                --                   --              677,940           20,916,882
Redeemed                                    (819,640)         (27,971,790)          (1,401,462)         (44,668,651)
                                         ---------------------------------------------------------------------------
Net increase                                 240,891      $     7,991,836            1,960,189      $    62,792,249
                                         ===========================================================================

--------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       6,799,680      $   235,425,767           15,199,324      $   503,145,210
Dividends and/or
distributions reinvested                     270,488            9,431,944              140,639            4,469,511
Acquisition-Note 8                                --                   --                5,635              171,061
Redeemed                                 (11,721,827)        (408,855,559)         (12,846,991)        (416,630,871)
                                         ---------------------------------------------------------------------------
Net increase (decrease)                   (4,651,659)     $  (163,997,848)           2,498,607      $    91,154,911
                                         ===========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2005, were $5,316,998,505 and $5,923,848,648, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $12,332,894 to OFS for services to the Fund.


             64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $36,207,477, $28,773,251 and $2,374,201, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


             65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                                   CLASS A              CLASS B             CLASS C            CLASS N
                                CLASS A         CONTINGENT           CONTINGENT          CONTINGENT         CONTINGENT
                              FRONT-END           DEFERRED             DEFERRED            DEFERRED           DEFERRED
                          SALES CHARGES      SALES CHARGES        SALES CHARGES       SALES CHARGES      SALES CHARGES
SIX MONTHS                  RETAINED BY        RETAINED BY          RETAINED BY         RETAINED BY        RETAINED BY
ENDED                       DISTRIBUTOR        DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------
February 28, 2005            $1,386,403            $27,710           $2,479,299             $51,525            $81,011

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $469 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of February 28, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market


             66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of February 28, 2005, the Fund had on loan securities valued at $93,492,483. Collateral of $95,761,069 was received for the loans, of which, $95,604,969 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

OPPENHEIMER TRINITY CORE FUND. On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Core Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Core Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.253882 for Class A, 0.253734 for Class B, 0.254265 for Class C, 0.254948 for
Class N and 0.261826 for Class Y of the Fund to one share of Oppenheimer Trinity Core Fund), 172,551; 87,563; 62,625; 25,461 and 5,604 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $5,214,489, $2,561,203, $1,833,025, $761,793 and $170,083 in exchange for the net assets, resulting in combined Class A net assets of $7,168,850,638, Class B net assets of $2,939,047,258, Class C net assets of $1,205,256,245, Class N net assets of $81,166,505 and Class Y net assets of $465,470,533 on September 4, 2003. The net assets acquired included net unrealized appreciation of $1,073,398 and unused capital loss carryforward of $2,604,388 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND. On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.254787 for Class A, 0.260413 for Class B, 0.260086 for Class C,
0.256107 for Class N and 0.258975 for Class Y of the Fund to one share of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund), 312,220; 258,148; 304,963; 652,479 and 31 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $9,747,515, $7,793,481, $9,209,869, $20,155,089 and $978 in exchange for the net assets, resulting in combined Class A net assets of $7,382,484,399, Class B net assets of $2,980,592,414, Class C net assets of $1,240,922,954, Class N net assets of $107,133,453 and Class Y net assets of $474,429,948 on October 16, 2003. The net assets acquired included net unrealized appreciation of $497,974 and no unused capital loss carryforward. The exchange qualified as a tax-free reorganization for federal income tax purposes.


             67 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


             68 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Main Street Fund

By:      ____________________________


         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005